Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Investment interest and dividend income	$ 7,699,742	$ 13,266,668
Interest on notes receivable from participants	1,430,619	1,243,262
Contributions:
Participant	79,015,449	76,604,132
Employer	35,180,458	29,483,123
Rollovers	6,653,825	19,346,162
Total contributions	120,849,732	125,433,417
Total additions	129,980,093	139,943,347
Deductions:
Benefit payments	121,554,744	131,600,843
Administrative expenses	791,103	731,546
Total deductions	122,345,847	132,332,389
Net unrealized and realized appreciation in the fair value of investments	211,343,500	124,680,837
Net increase in net assets available for benefits prior to transfer	218,977,746	132,291,795
Net transfer of assets from other plan	0	326,626
Net increase in net assets available for benefits	218,977,746	132,618,421
Net assets available for benefits at:
Beginning of year	1,260,038,679	1,127,420,258
End of year	$ 1,479,016,425	$ 1,260,038,679